Leases and Right-of-Use-Assets (Tables)	12 Months Ended
Dec. 31, 2024
Leases and Right-of-Use-Assets [Abstract]
Schedule of Information Related to Operating Leases	Supplemental information related to operating leases was as follows:
	Years Ended
	December 31,
	2024	2023	2022
Cash payments for operating leases	$561,150	$338,233	$355,541

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2024 were as follow:
Maturity of Lease Liabilities:	Lease payable
Years ended December 31,	$
2025		697,451
2026		427,226
2027		213,613